Exhibit 99.1

World Omni Auto Receivables Trust 2025-B
Monthly Servicer Certificate
December 31, 2025

Dates Covered
Collections Period	12/01/25 - 12/31/25
Interest Accrual Period	12/15/25 - 01/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/25	922,154,174.75	38,758
Yield Supplement Overcollateralization Amount 11/30/25	47,213,132.78	0
Receivables Balance 11/30/25	969,367,307.53	38,758
Principal Payments	39,364,134.43	913
Defaulted Receivables	1,863,928.26	51
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/25	44,647,126.77	0
Pool Balance at 12/31/25	883,492,118.07	37,794

Pool Statistics	$ Amount	# of Accounts
Pool Factor	72.41%
Prepayment ABS Speed	1.96%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	10,356,395.15	422
Past Due 61-90 days	3,350,813.78	122
Past Due 91-120 days	1,148,852.17	35
Past Due 121+ days	0.00	0
Total	14,856,061.10	579

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Delinquency Trigger Occurred	NO

Recoveries	1,101,709.04
Aggregate Net Losses/(Gains) - December 2025	762,219.22
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.94%
Prior Net Losses/(Gains) Ratio	0.41%
Second Prior Net Losses/(Gains) Ratio	0.80%
Third Prior Net Losses/(Gains) Ratio	0.91%
Four Month Average	0.77%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Overcollateralization Target Amount	7,951,429.06
Actual Overcollateralization	7,951,429.06
Weighted Average Contract Rate	6.59%
Weighted Average Contract Rate, Yield Adjusted	9.12%
Weighted Average Remaining Term	54.57

Flow of Funds	$ Amount
Collections	45,895,403.32
Investment Earnings on Cash Accounts	25,334.82
Servicing Fee	(807,806.09)
Transfer to Collection Account	-
Available Funds	45,112,932.05

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,164,539.11
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	12,162,669.11
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,951,429.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,634,294.77

Total Distributions of Available Funds	45,112,932.05

Servicing Fee	807,806.09
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Note Balance @ 12/15/25	913,854,787.18
Principal Paid	38,314,098.17
Note Balance @ 01/15/26	875,540,689.01

Class A-1
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2a
Note Balance @ 12/15/25	198,940,816.62
Principal Paid	20,659,562.74
Note Balance @ 01/15/26	178,281,253.88
Note Factor @ 01/15/26	81.0369336%

Class A-2b
Note Balance @ 12/15/25	170,003,970.56
Principal Paid	17,654,535.43
Note Balance @ 01/15/26	152,349,435.13
Note Factor @ 01/15/26	81.0369336%

Class A-3
Note Balance @ 12/15/25	408,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	408,000,000.00
Note Factor @ 01/15/26	100.0000000%

Class A-4
Note Balance @ 12/15/25	82,330,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	82,330,000.00
Note Factor @ 01/15/26	100.0000000%

Class B
Note Balance @ 12/15/25	36,380,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	36,380,000.00
Note Factor @ 01/15/26	100.0000000%

Class C
Note Balance @ 12/15/25	18,200,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	18,200,000.00
Note Factor @ 01/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,164,539.11
Total Principal Paid	38,314,098.17
Total Paid	41,478,637.28

Class A-1
Coupon	4.46100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.38000%
Interest Paid	726,133.98
Principal Paid	20,659,562.74
Total Paid to A-2a Holders	21,385,696.72

Class A-2b
SOFR Rate	3.98385%
Coupon	4.45385%
Interest Paid	652,009.38
Principal Paid	17,654,535.43
Total Paid to A-2b Holders	18,306,544.81

Class A-3
Coupon	4.34000%
Interest Paid	1,475,600.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,475,600.00

Class A-4
Coupon	4.53000%
Interest Paid	310,795.75
Principal Paid	0.00
Total Paid to A-4 Holders	310,795.75

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6090469
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.5885747
Total Distribution Amount	34.1976216

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.3006090
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	93.9071034
Total A-2a Distribution Amount	97.2077124

A-2b Interest Distribution Amount	3.4681350
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	93.9071034
Total A-2b Distribution Amount	97.3752384

A-3 Interest Distribution Amount	3.6166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6166667

A-4 Interest Distribution Amount	3.7750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	317.45
Noteholders' Third Priority Principal Distributable Amount	475.02
Noteholders' Principal Distributable Amount	207.53

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/25	3,032,278.96
Investment Earnings	9,411.56
Investment Earnings Paid	(9,411.56)
Deposit/(Withdrawal)	-
Balance as of 01/15/26	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96